Restricted Assets (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Restricted assets (Textual)
Restricted assets	$ 865,681	$ 1,368,412
Short-term loans	11,234,345	13,912,194
Security deposit		1,303,250
Accounts receivable	3,994,461	2,564,119
Shanghai Pudong Development Bank [Member]
Restricted assets (Textual)
Short-term loans	358,920
Accounts receivable	804,064
Enshi Agricultural Development Credit Guarantee Company [Member]
Restricted assets (Textual)
Collateral securities	$ 1,540,429	61,617
Industrial And Commercial Bank Of China [Member]
Restricted assets (Textual)
Short-term loans		1,172,925
Agricultural Development Bank of China [Member]
Restricted assets (Textual)
Short-term loans		$ 1,629,062